SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Debt Issuance Costs (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
Amortization of deferred financing costs			$ 1,187,817	$ 5,093,001
Amortization of Debt Issuance Costs	$ 0	$ 1,187,817	1,187,817	$ 5,093,001
Unamortized debt issuance costs	$ 0		$ 0